Long-term debt (Details 1) $ in Thousands	Jun. 30, 2016 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	$ 90,339
2017	180,679
2018	559,466
2019	65,816
2020	246,701
2021	19,500
Total	$ 1,162,501